Note 16 - Quarterly Consolidated Financial Data - Quarterly Consolidated Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Net revenues	$ 10,272	$ 10,823	$ 10,485	$ 8,647	$ 7,939	$ 9,203	$ 11,559	$ 10,188	$ 40,227	$ 38,889
Gross margin	5,405	5,577	5,329	4,067	3,611	4,323	5,846	4,918	20,378	18,698
Earnings before income tax expense	1,613	1,721	749	124	(154)	407	1,659	671	4,207	2,583
Income tax expense	612	631	263	43	(187)	97	579	233	1,549	722
Net earnings	$ 1,001	$ 1,090	$ 486	$ 81	$ 33	$ 310	$ 1,080	$ 438	$ 2,658	$ 1,861
Net earnings per common share - basic (in dollars per share)	$ 0.10	$ 0.11	$ 0.05	$ 0.01	$ 0	$ 0.03	$ 0.10	$ 0.04	$ 0.26	$ 0.18
Weighted average common shares outstanding - basic (in shares)	10,273,702	10,295,447	10,295,836	10,390,002	10,481,612	10,473,928	10,471,888	10,465,414	10,313,747	10,473,210
Net earnings per common share - diluted (in dollars per share)	$ 0.10	$ 0.11	$ 0.05	$ 0.01	$ 0	$ 0.03	$ 0.10	$ 0.04	$ 0.26	$ 0.18
Weighted average common shares outstanding - diluted (in shares)	10,297,439	10,318,715	10,310,692	10,404,244	10,498,369	10,498,911	10,494,457	10,483,527	10,332,920	10,493,830